LIBERTY

COUNSELOR PORTFOLIOS(SM)                                    SEMIANNUAL REPORT

May 31, 2000

CAREFULLY

ASSEMBLED

PORTFOLIOS

TO SUIT YOUR

INVESTMENT NEEDS

PRESIDENT'S MESSAGE

Dear Shareholder:

You may have noticed that the name of your investment has changed from Colonial Counselor Select Portfolios to Liberty Counselor Portfolios. This name change was effective July 14, 2000. The names of the underlying portfolios and the Funds they invest in have changed, as well.

As an investor in a Liberty Counselor Portfolio, you already access the skills, knowledge and experience of our investment managers: Colonial Management Associates, Crabbe Huson, Liberty Asset Management Company, Newport Fund Management and Stein Roe & Farnham. We are changing the names of the Funds to better reflect that they are all part of one family. The investment approach and strategy of each manager remains the same. Our philosophy behind the Liberty Counselor Portfolios remains the same, as well: Since each Portfolio diversifies its assets among various asset classes and investment styles, weak performance in one market sector may be offset by stronger performance in another. By reducing the effects of market volatility through diversification, the Portfolios seek to provide investors with an opportunity for consistent investment returns. The benefits of this strategy are clear in a volatile market environment, such as we have experienced over the past several months.

The following report will provide you with more specific information about your Portfolio's performance and the strategies used by manager Christopher Carabell. Thank you for choosing a Liberty Funds investment and for the opportunity to serve your investment needs.


Sincerely,


/s/ Stephen E. Gibson
-----------------------------

Stephen E. Gibson
President
July 17, 2000


Because economic and market conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue. Holdings of underlying funds are calculated as a percentage of total investments. Because the Portfolios are actively managed, there can be no guarantee that the Portfolios will continue to hold these underlying portfolios in the future.

Past performance cannot predict future results. Returns and value of an investment may vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge returns" include the maximum 5.75% sales charge for Class A shares for both Counselor Select Balanced and Counselor Select Growth Portfolio, and 4.75% for Counselor Select Income Portfolio. It also includes the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year -5%, second year -4%, third year -3%, fourth year -3%, fifth year -2%, sixth year -1%, thereafter -0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement arrangements. Absent these waivers, or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on the difference in sales charges and fees associated with each class.



----------------------------
NOT FDIC | MAY LOSE VALUE
INSURED  |------------------
         | NO BANK GUARANTEE
----------------------------

PORTFOLIO MANAGER'S REPORT


U.S. EQUITY MARKETS EXPERIENCE DRAMATIC VOLATILITY

U.S. equity markets experienced wide swings in performance as investors shifted their focus from technology companies with high valuations to companies with more reasonable valuations and demonstrated earnings. As a result, fund managers focusing on the value style of investment management outperformed growth fund managers during the months of March, April and May. The previously underperforming utility and REIT sectors of the equity market achieved strong relative performance during the first five months of 2000.

Growth stocks experienced a broad correction beginning in March 2000 with the technology-heavy NASDAQ Composite Index declining over 30% from March 1 to May
31. Aggressive growth fund managers focusing on smaller technology and Internet companies experienced even larger declines.

U.S. BOND MARKETS REMAIN CHALLENGING

The fixed-income markets also experienced significant volatility in performance as investors reacted to economic statistics and Federal Reserve interest rate moves. The broad fixed-income market's strong performance during February and March was partially offset by weak performance during April and May. Individual fund manager performance was significantly impacted by which sector of the fixed-income market they chose to emphasize. During much of the year, investment-grade corporate and high-yield bonds performed poorly relative to U.S. Treasurys and mortgage securities. As a result, fund managers that overweighted below investment-grade corporate bonds underperformed fund managers who overweighted U.S. Treasury bonds.

INTERNATIONAL EQUITY MARKETS DECLINE

International equity markets experienced poor performance led by the decline in Japanese and Pacific Basin (ex-Japan) equity markets. International fund managers who concentrated in the growth sectors of the market also performed poorly.

BENEFITS OF DIVERSIFICATION

Uncertainty about which asset classes or investment styles will emerge as market leaders -- and how long they will remain leaders -- is one reason to own a diversified portfolio. The Liberty Counselor Portfolios employ a disciplined investment approach designed to manage market volatility. Each portfolio is diversified among different mutual funds representing various asset classes, management styles and across a variety of market segments. Today's volatile investment markets underscore the importance of maintaining a diversified portfolio.


/s/ Christopher S. Carabell
-----------------------------------
Christopher S. Carabell

Christopher S. Carabell is responsible for the management of the Portfolios. Mr. Carabell is a Senior Vice President of Investments and joined Liberty Asset Management Company, the Advisor, in 1996.

Equity Investments are affected by stock market fluctuations that occur in response to economic and business developments; stock of smaller companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more-established companies; global investing poses special risks including those related to economic and political developments, as well as currency fluctuations; bond investments are affected by interest rate changes and the creditworthiness of the issues held by the funds; high-yield investing poses additional credit risk related to lower-rated bonds.

The asset allocation percentages for each model represent target ratios that may vary over time. Please refer to the prospectus for additional details.


BROAD-BASED MARKET INDEX PERFORMANCE 11/30/99 - 5/31/00(1)

S&P 500 INDEX                                                         2.90%
     LEHMAN BROTHERS AGGREGATE BOND INDEX                             1.38%
MSCI-EAFE INDEX                                                       0.61%

(1) The Counselor Portfolios commenced investment operations on January 29,
    1999.

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Lehman Brothers Aggregate Bond Index is an unmanaged index that tracks the performance of U.S. bonds. The MSCI-EAFE is a broad based index that tracks the performance of foreign stocks of companies in Europe, Australia and the Far East. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

LIBERTY COUNSELOR INCOME PORTFOLIO

LIBERTY COUNSELOR INCOME PORTFOLIO SEEKS CURRENT INCOME WITH THE POTENTIAL FOR CAPITAL APPRECIATION. IT IS THE MOST CONSERVATIVE LIBERTY COUNSELOR PORTFOLIO, INVESTING PRIMARILY IN BOND FUNDS THAT INVEST IN MORTGAGE, U.S. GOVERNMENT, CORPORATE AND HIGH-YIELD BONDS. THE MANAGER IS FREE TO INVEST UP TO 20% OF THE PORTFOLIO'S ASSETS IN STOCK FUNDS THAT INVEST IN COMMON STOCKS OF LARGE COMPANIES AND UTILITIES, AS WELL AS REAL ESTATE INVESTMENT TRUSTS (REITS).

Class A shares of the Liberty Counselor Income Fund returned positive 2.37% during the six-month period ended May 31, 2000, without a sales charge. This compares favorably with the Lehman Brothers Aggregate Bond Index, which returned 1.38% over the same time period.

Performance was helped by the portfolio's 20% target allocation to equity fund investments. Within the equity allocation, the strong performance of the Liberty Growth Stock Fund in the beginning of the period was augmented by strong performance for the Liberty Value Fund during the April/May market correction. The Liberty Utilities Fund and the Liberty Real Estate Fund helped performance with returns of 10.72% and 10.71%, respectively, for the six-month time period ending May 31, 2000. The Liberty Contrarian Income Fund, previously added on September 17, 1999, was the best performing bond fund within the portfolio during the six-month period. No funds were added or removed from the portfolio during this time period.

Looking ahead, we expect volatility to continue as concerns about the economy and inflation continue to influence the fixed-income markets. However, we believe the Portfolio's diversification among various asset classes and investment styles should provide conservative investors with the potential for current income and moderate capital appreciation.


                         NET ASSET VALUE AS OF 5/31/00

Class A                                                              $   9.40
Class B                                                              $   9.40
Class C                                                              $   9.43


            DISTRIBUTION DECLARED PER SHARE FROM 11/30/99 - 5/31/00

Class A                                                            $    0.332
Class B                                                            $    0.296
Class C                                                            $    0.296


                        PORTFOLIO HOLDINGS AS OF 5/31/00

FIXED-INCOME

Liberty Intermediate Government Fund                                     31.54%
Stein Roe Intermediate Bond Fund                                         25.80%
Liberty Contrarian Income Fund                                           14.85%
Liberty Strategic Income Fund                                             9.36%

EQUITY

Stein Roe Growth Stock Fund                                               3.54%
Liberty Utilities Fund                                                    4.95%
Liberty Value Fund                                                        5.20%
Liberty Real Estate Fund                                                  4.76%

Underlying funds are calculated as a percentage of the Portfolio's net total investments. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to hold these percentages in the underlying funds in the future.

PERFORMANCE INFORMATION


AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/00

SHARE CLASS(1)                   A                      B                         C
----------------------------------------------------------------------------------------------
                       w/o sales  with sales   w/o sales   with sales   w/o sales   with sales
                        charge       charge     charge       charge      charge       charge
----------------------------------------------------------------------------------------------
6 Months (cumulative)    2.37%      (2.50)%      2.09%       (2.86)%      2.08%        1.09%
1 Year                   2.48%      (2.39)%      1.72%       (3.09)%      1.71%        0.74%
Life of Fund             1.20%      (2.41)%      0.45%       (2.37)%      0.67%        0.67%

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/00

SHARE CLASS(1)                  A                       B                         C
----------------------------------------------------------------------------------------------
                       w/o sales  with sales  w/o sales    with sales   w/o sales   with sales
                        charge       charge     charge       charge      charge       charge
----------------------------------------------------------------------------------------------
6 Months (cumulative)    3.99%      (0.95)%      3.50%       (1.50)%      3.59%        2.59%
1 Year                   3.19%      (1.71)%      2.31%       (2.55)%      2.82%        1.85%
Life of Fund             1.82%      (2.32)%      0.98%       (2.29)%      1.32%        1.32%

(1)  Inception for all share classes is January 29, 1999.

Past performance cannot predict future results. Returns and values of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year -5%, second year -4%, third year -3%, fourth year -3%, fifth year -2%, sixth year -1%, thereafter -0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

LIBERTY COUNSELOR BALANCED PORTFOLIO

LIBERTY COUNSELOR BALANCED PORTFOLIO SEEKS A BALANCE OF LONG-TERM GROWTH OF CAPITAL AND CURRENT INCOME. IT INVESTS IN A MIX OF STOCK AND BOND MUTUAL FUNDS, INCLUDING FUNDS THAT INVEST IN LARGE AND SMALL COMPANY AND INTERNATIONAL STOCKS, AS WELL AS U.S. GOVERNMENT, CORPORATE AND HIGH-YIELD BONDS.

Class A shares of the Liberty Counselor Balanced Portfolio generated a total return of 4.69%, without a sales charge, during the six-month period ended May 31, 2000. This compares favorably with the Lehman Brothers Aggregate Bond Index, which returned 1.38% over the period and the S&P 500 Index, a broad measure of U.S. common stock performance, which gained 2.90%.

Performance was helped by the portfolio's allocation to equity fund investments. Within the equity allocation, the strong performance of the Stein Roe Growth Stock Fund in the beginning of the period was augmented by strong performance for the Liberty Value Fund during the market correction in April and May. The 10% target allocation to international equities hurt performance during the time period. Liberty Newport Asia Pacific Fund was the weakest performing fund. The Liberty Contrarian Income Fund, added on September 17, 1999, was the best performing bond fund within the portfolio during the six-month period. No funds were added or removed from the portfolio during the time period.

Looking ahead, we expect volatility to continue as concerns about the economy and inflation continue to influence the fixed-income markets. However, we believe the Portfolio's diversification among various asset classes and investment styles should provide investors with the potential for current income and capital appreciation.


                    NET ASSET VALUE PER SHARE AS OF 5/31/00

Class A                                                               $   10.60
Class B                                                               $   10.60
Class C                                                               $   10.62
Class Z                                                               $   10.68

           DISTRIBUTIONS DECLARED PER SHARE AS OF 11/30/99 - 5/31/00

Class A                                                              $    0.214
Class B                                                              $    0.173
Class C                                                              $    0.173
Class Z                                                              $    0.227

                        PORTFOLIO HOLDINGS AS OF 5/31/00

FIXED-INCOME

Liberty Intermediate Government Fund                                     15.12%
Stein Roe Intermediate Bond Fund                                         15.06%
Liberty Contrarian Income Fund                                           10.08%
Liberty Strategic Income Fund                                             4.70%

EQUITY

Liberty Value Fund                                                        22.51%
Stein Roe Growth Stock Fund                                               19.19%
Liberty Newport International Equity Fund                                  6.47%
Liberty Small-Cap Value Fund                                               5.03%
Liberty Newport Asia Pacific Fund                                          1.84%

Underlying funds are calculated as a percentage of the Portfolio's total investments. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to hold these percentages in the underlying funds in the future.

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/00

Share Class(1)              A                       B                     C                     Z*
-----------------------------------------------------------------------------------------------------
                  w/o sales  with sales   w/o sales   with sales    w/o sales   with sales  w/o sales
                   charge      charge       charge      charge        charge       charge     charge
-----------------------------------------------------------------------------------------------------
Six Months
(cumulative)       4.69%       (1.33)%      4.29%      0.29%           4.39%       3.39%      4.78%
1 Year             7.05%        0.89%       6.34%      2.34%           6.33%       5.33%      7.97%
Life of Fund       7.26%        2.62%       6.61%      4.41%           6.75%       6.75%      7.95%


AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/00

Share Class(1)              A                       B                     C                     Z*
-----------------------------------------------------------------------------------------------------
                  w/o sales  with sales   w/o sales   with sales    w/o sales   with sales  w/o sales
                   charge      charge       charge      charge        charge       charge     charge
-----------------------------------------------------------------------------------------------------
Six Months
(cumulative)      11.11%      4.72%        10.90%      6.90%          10.88%       9.88%       12.05%
1 Year            11.29%      4.89%        10.44%      6.44%          10.53%       9.53%       12.23%
Life of Fund      10.78%      5.32%        10.09%      7.57%          10.26%      10.26%       11.57%


(1) Inception for A, B and C share classes is January 29, 1999. Inception for Class Z shares is September 29, 1999.

*Class Z share performance information includes returns of the Fund's Class A shares (as its expense structure more closely resembles that of the newer class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and Class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of newer class shares would have been higher.

Past performance cannot predict future results. Returns and values of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year -5%, second year -4%, third year -3%, fourth year -3%, fifth year -2%, sixth year -1%, thereafter -0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements performance results would have been lower.

LIBERTY COUNSELOR GROWTH PORTFOLIO

LIBERTY COUNSELOR GROWTH PORTFOLIO SEEKS LONG-TERM GROWTH OF CAPITAL. IT OFFERS THE HIGHEST RETURN AND RISK POTENTIAL OF THE LIBERTY COUNSELOR PORTFOLIOS. THE PORTFOLIO INVESTS PRIMARILY IN STOCK MUTUAL FUNDS, INCLUDING FUNDS THAT INVEST IN SMALL- AND LARGE-COMPANY STOCKS AND INTERNATIONAL STOCKS AS WELL AS U.S. GOVERNMENT, CORPORATE AND HIGH-YIELD BONDS.

Class A shares of the Liberty Counselor Growth Portfolio returned 5.83%, without a sales charge, during the six-month period ended May 31, 2000. This compares favorably to the S&P 500 Index, a broad measure of U.S. stock performance, which gained 2.90% over the same time period.

Within the equity allocation, strong performance of the Stein Roe Growth Stock Fund in the beginning of the period was augmented by strong performance for the Liberty Value Fund during the April/May market correction. The 20% target allocation to international equities hurt performance during this time period. Liberty Newport Asia Pacific Fund was the weakest performing Fund in the portfolio. No funds were added or removed from the portfolio during the time period.

Looking ahead, we expect volatility to continue as concerns about the economy and inflation continue to influence the fixed-income markets. However, we believe the Portfolio's diversification among various asset classes and investment styles should provide growth-oriented investors with the potential for capital appreciation.

                         NET ASSET VALUE AS OF 5/31/00

Class A                                                                $   11.32
Class B                                                                $   11.31
Class C                                                                $   11.30
Class Z                                                                $   11.34


                        PORTFOLIO HOLDINGS AS OF 5/31/00

FIXED-INCOME

Liberty Strategic Income Fund                                             9.23%
Stein Roe Intermediate Bond Fund                                          9.45%

EQUITY

Liberty Value Fund                                                        29.64%
Stein Roe Growth Stock Fund                                               23.67%
Liberty Newport International Equity Fund                                 13.68%
Liberty Small-Cap Value Fund                                               9.65%
Liberty Newport Asia Pacific Fund                                          4.68%

Underlying funds are calculated as a percentage of the Portfolio's total investments. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to hold these percentages in the underlying funds in the future.

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/00

Share Class(1)              A                       B                     C                     Z*
-----------------------------------------------------------------------------------------------------
                  w/o sales  with sales   w/o sales   with sales    w/o sales   with sales
                   charge      charge       charge      charge        charge       charge
-----------------------------------------------------------------------------------------------------

Six Months
(cumulative)      5.83%     (0.26%)        5.59%        0.59%         5.60%        4.60%       6.16%
1 Year           10.37%      4.03%         9.63%        4.63%         9.74%        8.74%      11.04%
Life of Fund     11.48%      6.66%        10.84%        7.94%        10.76%       10.76%      11.98%


AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/00

Share Class(1)              A                       B                     C                     Z*
-----------------------------------------------------------------------------------------------------
                  w/o sales  with sales   w/o sales   with sales    w/o sales   with sales
                   charge      charge       charge      charge        charge       charge
-----------------------------------------------------------------------------------------------------
Six Months
(cumulative)     16.48%        9.78%        16.24%     11.24%        16.25%       15.25%      16.95%
1 Year           17.62%       10.86%        17.04%     12.04%        17.05%        16.05%     18.32%
Life of Fund     16.71%       10.96%        16.11%     12.78%        16.03%       16.03%      17.30%


(1) Inception for A, B and C share classes is January 29, 1999. Inception for Class Z shares is September 29, 1999.

*Class Z share performance information includes returns of the Fund's Class A shares (as its expense structure more closely resembles that of the newer class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and Class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of newer class shares would have been higher.

Past performance cannot predict future results. Returns and values of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year -5%, second year -4%, third year -3%, fourth year -3%, fifth year -2%, sixth year -1%, thereafter -0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

INVESTMENT PORTFOLIO

May 31, 2000 (Unaudited, in thousands)

LIBERTY COUNSELOR INCOME PORTFOLIO (LCIP)
--------------------------------------------------------------------------------
MUTUAL FUNDS - 101.4%                                       SHARES         VALUE
--------------------------------------------------------------------------------
Liberty Intermediate Government
  Fund, Class Z                                              416         $ 2,560
Stein Roe Intermediate Bond Fund                             254           2,094
Liberty Contrarian Income Fund, Class Z                      122           1,205
Liberty Strategic Income Fund, Class Z                       122             760
Liberty Real Estate
  Fund, Class Z                                               39             386
Liberty Value Fund, Class Z                                   35             422
Liberty Utilities Fund, Class Z                               17             402
Stein Roe Growth Stock Fund                                    5             287

TOTAL INVESTMENTS
  (cost of $8,388) (a)                                                     8,116
                                                                         =======
OTHER ASSETS & LIABILITIES, NET - (1.4)%                                    (110)
                                                                         =======
NET ASSETS - 100.0%                                                      $ 8,006
                                                                         =======

NOTES TO INVESTMENT PORTFOLIO:

(a)  Cost for federal income tax purposes is the same.


LIBERTY COUNSELOR BALANCED PORTFOLIO (LCBP)
--------------------------------------------------------------------------------
MUTUAL FUNDS - 100.5%                                      SHARES          VALUE
--------------------------------------------------------------------------------
Liberty Value Fund, Class Z                                 522         $  6,276
Stein Roe Growth Stock Fund                                  95            5,353
Liberty Intermediate Government
  Fund, Class Z                                             686            4,218
Stein Roe Intermediate Bond Fund                            509            4,201
Liberty Contrarian Income
  Fund, Class Z                                             284            2,811
Liberty Newport International Equity
  Fund, Class Z                                             131            1,805
Liberty Small-Cap Value Fund, Class Z                        44            1,403
Liberty Strategic Income Fund, Class Z                      210            1,311
Liberty Newport Asia Pacific Fund, Class Z                   22              514

TOTAL INVESTMENTS
  (cost of $27,340) (a)                                                   27,892
                                                                        ========
OTHER ASSETS & LIABILITIES, NET - (0.5)%                                    (132)
                                                                        ========
NET ASSETS - 100.0%                                                     $ 27,760
                                                                        ========

NOTES TO INVESTMENT PORTFOLIO:

(a) Cost for federal income tax purposes is the same.


LIBERTY COUNSELOR GROWTH PORTFOLIO (LCGP)
--------------------------------------------------------------------------------
MUTUAL FUNDS - 97.8%                                          SHARES      VALUE
--------------------------------------------------------------------------------
Liberty Value Fund, Class Z                                    704       $ 8,465
Stein Roe Growth Stock Fund                                    120         6,758
Liberty Newport International Equity Fund,
  Class Z                                                      284         3,905
Liberty Small Cap Value Fund, Class Z                           87         2,754
Stein Roe Intermediate Bond Fund                               327         2,699
Liberty Strategic Income Fund, Class Z                         422         2,634
Liberty Newport Asia Pacific Fund, Class Z 57                              1,337

TOTAL INVESTMENTS
  (cost of $27,173) (a)                                                   28,552
                                                                         =======


SHORT-TERM OBLIGATIONS - 2.1%                                PAR
------------------------------------------------------------------------------
Federal Home Loan Mortgage Co.,6.30% (b)6/1/00            $   622          622
                                                                       -------
OTHER ASSETS & LIABILITIES, NET - 0.1%                                      13
                                                                       =======
NET ASSETS - 100.0%                                                    $29,187
                                                                       =======

NOTES TO INVESTMENT PORTFOLIO:

(a) Cost for federal income tax purposes is the same.

(b) Rate represents yield at date of purchase.

8    See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2000
(Unaudited, in thousands except for per share amounts and footnotes)

                                                                   LCIP                    LCBP                       LCGP
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                              $       8,338             $       27,340              $    27,173
Unrealized appreciation (depreciation)                                    (272)                       552                    1,379
                                                                 -------------             --------------              -----------
Investments at value                                                     8,116                     27,892                   28,552
Short-term obligations                                                     --                         --                       622
Receivable for:
  Dividends                                               $23                      $18                         $ 5
  Fund shares sold                                         --                        1                          12
  Expense reimbursement due from
    Advisor/Administrator                                  10                        8                          25
Other                                                       5               38       2                29         1              43
                                                          ---    -------------     ---     --------------      ---     -----------
  Total Assets                                                           8,154                     27,921                   29,217

LIABILITIES
Payable due to custodian bank                              74                       99                          --
Payable for:
  Fund shares repurchased                                  45                       51                          21
  Investments purchased                                    13                       --                          --
  Distributions                                            11                       --                          --
Accrued:
  Distribution fee -- Class B                              --                        1                          --
  Distribution fee -- Class C                               1                       --                          --
  Transfer agent fee                                        1                        1                           1
Other                                                       3                        9                           8
                                                          ---                      ---                         ---
  Total Liabilities                                                        148                        161                       30
                                                                 -------------             --------------              -----------
NET ASSETS                                                       $       8,006             $       27,760              $    29,187
                                                                 -------------             --------------              -----------
Net asset value & redemption price per share                     $        9.40             $        10.60              $     11.32
                                                                 -------------             --------------              -----------
   --  Class A (a)                                                 ($3,491/371)               ($9,127/861)            ($10,449/923)
Maximum offering price per share                                 $        9.87             $        11.25              $     12.01
                                                                 -------------             --------------              -----------
   --  Class A (b)                                               ($9.40/0.9525)            ($10.60/0.9425)           ($11.32/0.9425)
Net asset value & offering price per share                       $        9.40             $        10.60                   $11.31
                                                                 -------------             --------------              -----------
   --  Class B (a)                                                 ($2,622/279)            ($12,868/1,213)          ($12,205/1,079)
Net asset value & offering price per share                       $        9.43             $        10.62              $     11.30
                                                                 -------------             --------------              -----------
   --  Class C (a)                                                 ($1,893/201)               ($5,181/488)             ($5,721/506)
Net asset value, offering & redemption price per share                    N/A              $        10.68              $     11.34
                                                                 -------------             --------------              -----------
   --  Class Z                                                            N/A                    ($584/55)                ($812/71)

COMPOSITION OF NET ASSETS
Capital paid in                                                  $       8,384             $       26,580              $    27,099
Undistributed net investment income                                         84                        533                      518
Accumulated net realized gain (loss)                                      (190)                        95                      191
Net unrealized appreciation (depreciation)                                (272)                       552                    1,379
                                                                 -------------             --------------              -----------
                                                                 $       8,006             $       27,760              $    29,187
                                                                 =============             ==============              ===========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.                                            9

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2000
(Unaudited, in thousands)

                                                        LCIP                       LCBP                        LCGP
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend                                                      $ 371                      $  973                     $   804
Interest                                                          3                           5                          12
                                                              -----                      ------                      ------
                                                                374                         978                         816

EXPENSES
Management fee                                $   (a)                      $  1                        $  1
Administration fee                                (a)                        (a)                         (a)
Service fee -- Class A, Class B, Class C          11                         35                          34
Distribution fee -- Class B                       11                         49                          40
Distribution fee -- Class C                        8                         22                          22
Transfer agent fee                                 1                          3                           6
Bookkeeping fee                                    2                          2                           2
Custodian fee                                      2                          3                           1
Audit fee                                          4                          4                           4
Registration fee                                  27                         30                          28
Reports to shareholders                            2                          1                           2
Legal fee                                        --                         --                           (a)
Other                                              3                          1                           4
                                              ------                       ----                        ----
                                                  71                        151                         144

Fees and expenses waived or borne
  by the Advisor/Administrator                   (39)            32         (38)            113         (41)            103
                                              ------          -----        ----          ------        ----          ------
    Net Investment Income                                       342                         865                         713
                                                              -----                      ------                      ------
NET REALIZED & UNREALIZED GAIN (LOSS)
  ON PORTFOLIO POSITIONS
Net realized gain (loss)                                        (97)                        239                         191
Net change in unrealized appreciation/
  depreciation during the period                                (39)                        151                         552
                                                              -----                      ------                      ------
    Net Gain (Loss)                                            (136)                        390                         743
                                                              -----                      ------                      ------
Increase in Net Assets from Operations                        $ 206                      $1,255                      $1,456
                                                              =====                      ======                      ======


(a) Rounds to less than one.


10   See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
 (In thousands)

                                                        (Unaudited)               (Unaudited)               (Unaudited)
                                                         Six Months    Period      Six Months     Period     Six Months      Period
                                                           Ended        Ended       Ended         Ended        Ended         Ended
                                                          May 31,    November 30,   May 31,    November 30,   May 31,   November 30,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 LCIP                      LCBP                      LCGP
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                        2000          1999(a)      2000        1999(a)(b)      2000     1999(a)(b)
Operations:
Net investment income                                   $    342     $    300     $    865     $    359     $    713     $    136
Net realized gain (loss)                                     (97)         (93)         239         (144)         191          108
Net change in unrealized appreciation/depreciation           (39)        (233)         151          401          552          827
                                                        --------     --------     --------     --------     --------     --------
   Net Increase (Decrease) from Operations                   206          (26)       1,255          616        1,456        1,071
Distributions:
From net investment income -- Class A                       (146)        (173)        (181)        (108)        (160)          --
From net realized gains -- Class A                            --           --           --           --          (41)          --
From net investment income -- Class B                        (88)         (71)        (212)         (80)         (95)          --
From net realized gains -- Class B                            --           --           --           --          (40)          --
From net investment income -- Class C                        (64)         (67)        (102)         (53)         (62)          --
From net realized gains -- Class C                            --           --           --           --          (26)          --
From net investment income -- Class Z                         --           --          (11)          --          (12)          --
From net realized gains -- Class Z                            --           --           --           --           (3)          --
                                                        --------     --------     --------     --------     --------     --------
                                                             (92)        (337)         749          375        1,017        1,071
                                                        --------     --------     --------     --------     --------     --------
Fund Share Transactions:
Receipts for shares sold -- Class A                           55        5,040          466        9,348        1,392        8,789
Value of distributions reinvested -- Class A                  97          126          178          105          202           --
Cost of shares repurchased -- Class A                     (1,416)        (200)        (538)        (907)        (720)         (69)
                                                        --------     --------     --------     --------     --------     --------
                                                          (1,264)       4,966          106        8,546          874        8,720
                                                        --------     --------     --------     --------     --------     --------
Receipts for shares sold -- Class B                          105        3,249        1,972       13,362        4,040        8,801
Value of distributions reinvested -- Class B                  73           62          205           79          134           --
Cost of shares repurchased -- Class B                       (670)         (82)      (2,540)        (629)      (1,062)        (285)
                                                        --------     --------     --------     --------     --------     --------
                                                            (492)       3,229         (363)      12,812        3,112        8,516
                                                        --------     --------     --------     --------     --------     --------
Receipts for shares sold -- Class C                           41        3,044          368        7,953          194        7,940
Value of distributions reinvested -- Class C                  57           56           95           51           87           --
Cost of shares repurchased -- Class C                       (640)        (562)      (2,072)      (1,409)        (656)      (2,441)
                                                        --------     --------     --------     --------     --------     --------
                                                            (542)       2,538       (1,609)       6,595         (375)       5,499
                                                        --------     --------     --------     --------     --------     --------
Receipts for shares sold -- Class Z                           --           --          173          468          243          577
Value of distributions reinvested -- Class Z                  --           --           11           --           15           --
Cost of shares repurchased -- Class Z                         --           --          (99)          (4)         (80)          (2)
                                                        --------     --------     --------     --------     --------     --------
                                                              --           --           85          464          178          575
                                                        --------     --------     --------     --------     --------     --------
Net Increase (Decrease) from Fund Share Transactions      (2,298)      10,733       (1,781)      28,417        3,789       23,310
                                                        --------     --------     --------     --------     --------     --------
     Total Increase (Decrease)                            (2,390)      10,396       (1,032)      28,792        6,262       24,381

NET ASSETS
Beginning of period                                       10,396           --       28,792           --       24,381           --
                                                        --------     --------     --------     --------     --------     --------
End of period                                           $  8,006     $ 10,396     $ 27,760     $ 28,792     $ 30,643     $ 24,381
                                                        --------     --------     --------     --------     --------     --------
   Including undistributed net investment income        $     84     $     40     $    533     $    174     $    518     $    199
                                                        --------     --------     --------     --------     --------     --------
NUMBER OF FUND SHARES
Sold -- Class A                                               (9)         513           44          930          125          849
Issued for distributions reinvested -- Class A                10           13           17           10           19           --
Repurchased -- Class A                                      (135)         (21)         (51)         (89)         (63)          (6)
                                                        --------     --------     --------     --------     --------     --------
                                                            (134)         505           10          851           80          843
                                                        --------     --------     --------     --------     --------     --------
Sold -- Class B                                               11          333          187        1,302          359          828
Issued for distributions reinvested -- Class B                 8            7           19            8           12           --
Repurchased -- Class B                                       (71)          (9)        (241)         (62)         (94)         (27)
                                                        --------     --------     --------     --------     --------     --------
                                                             (52)         331          (35)       1,248          278          801
                                                        --------     --------     --------     --------     --------     --------
Sold -- Class C                                                4          310           35          773           17          766
Issued for distributions reinvested -- Class C                 6            6            9            5            8           --
Repurchased -- Class C                                       (66)         (59)        (197)        (137)         (58)        (227)
                                                        --------     --------     --------     --------     --------     --------
                                                             (56)         257         (153)         641          (33)         539
                                                        --------     --------     --------     --------     --------     --------
Sold -- Class Z                                               --           --           16           47           22           55
Issued for distributions reinvested -- Class Z                --           --            1           --            1           --
Repurchased -- Class Z                                        --           --           (9)         (c)           (7)         (c)
                                                        --------     --------     --------     --------     --------     --------
                                                              --           --            8           47           16           55
                                                        --------     --------     --------     --------     --------     --------

(a) The Fund commenced investment operations on January 29, 1999.

(b) Class Z shares were initially offered on September 29, 1999.

(c) Rounds to less than one.

See notes to financial statements.                                           11

NOTES TO FINANCIAL STATEMENTS
May 31, 2000 (Unaudited)


NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of Liberty Counselor Portfolios, (formerly Colonial Counselor Select Portfolios), (the Funds), each a series of Liberty Funds Trust IV, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Funds at May 31, 2000, and the results of their operations, the changes in their net assets and their financial highlights for the period then ended.

NOTE 2. ACCOUNTING POLICIES

ORGANIZATION:

The Funds are diversified portfolios of Massachusetts business trusts, registered under the Investment Company Act of 1940, as amended, as open-end, management investment companies. The Liberty Counselor Income Portfolio, (formerly Colonial Counselor Select Income Portfolio), (LCIP) seeks current income. The Liberty Counselor Balanced Portfolio, (formerly Colonial Counselor Select Balanced Portfolio), (LCBP) seeks a balance of long term growth of capital and current income. The Liberty Counselor Growth Portfolio, (formerly Colonial Counselor Select Growth Portfolio), (LCGP) seeks long term growth of capital.

The Funds seek to achieve their respective objectives by allocating their assets primarily among other mutual funds (Underlying Liberty Funds) distributed by Liberty Funds Distributor, Inc. (the Distributor) and managed by Colonial Management Associates, Inc. (the Administrator), Stein Roe & Farnham Incorporated, Newport Fund Management, Inc. and Crabbe Huson Group, Inc., each of which is an investment advisory affiliate of the Distributor.

The Funds may issue an unlimited number of shares. LCIP offers three classes of shares: Class A, Class B and Class C. LCBP and LCGP offer four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares as follows:

                                                                     CONVERTS TO
ORIGINAL PURCHASE                                                   CLASS A SHARES
--------------------------------------------------------------------------------
Less than $250,000                                                     8 years
$250,000 to less than $500,000                                         4 years
$500,000 to less than $1,000,000                                       3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Funds' prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Shares of the Underlying Liberty Funds are valued at their net asset value as reported on each business day.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Other assets and securities for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using the average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflect the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period by the service fee applicable to Class A, Class B and Class C shares and distribution fees applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with each Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INVESTMENT INCOME:

Income and capital gain distributions from the Underlying Liberty Funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EXPENSES:

Most expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed are apportioned between the Funds of the Trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Liberty Funds.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

-------------------------------------------------------------------------------
MAY 31, 2000 (Unaudited)

INVESTMENT RISK:

The Funds are subject to the investment risk associated with an investment in the Underlying Liberty Funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and developed foreign markets.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Liberty Asset Management Company (the Advisor), an affiliate of the Distributor, is the investment Advisor of the Fund and determines the asset allocation policies of each Fund and allocates and reallocates its assets among the Underlying Liberty Funds from time to time. For these services, each Fund pays the Advisor a fee at the annual rate of 0.01% annually of each Fund's average net assets.

ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the Administrator), an affiliate of the Distributor, is the Administrator of the Funds and provides the Funds with administrative personnel and services, office space and other services at the Administrator's expense, for a monthly fee at the rate of 0.0025% annually of each Funds' average net assets.

BOOKKEEPING FEE:

For each Fund, the Administrator provides bookkeeping and pricing services for a monthly fee equal to $3,600 annually plus 0.035% annually of each Fund's average net assets over $50 million.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Distributor, provides shareholder services for a monthly fee equal to 0.0025% of each Fund's average net assets and receives reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

The Distributor is the principal underwriter of each Fund. For the six months ended May 31, 2000, each Fund has been advised that the Distributor retained net underwriting discounts on LCIP, LCBP and LCGP of none, $2,719 and $4,486 respectively, on sales of the Funds' Class A shares and received no contingent deferred sales charges (CDSC) on Class A share redemptions, and $4,677, $36,305, and $12,484 on Class B share redemptions, and $1,031,409 none and $649 on Class C share redemptions, respectively.

Each Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of each Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor/Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.05% annually of each Fund's average net assets.

OTHER:

The Funds pay no compensation to its officers, all of whom are employees of the Advisor.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Funds have an agreement with their custodian bank under which custodian fees were reduced by balance credits on LCIP, LCBP and LCGP of $104, $288 and $190, respectively, during the six months ended May 31, 2000. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such an agreement.



NOTE 4. INVESTMENT ACTIVITY

For the six months ended May 31, 2000, purchases and sales of investments, other than short-term obligations were as follows:

                                   PURCHASES          SALES
--------------------------------------------------------------
LCIP                             $  408,611        $2,500,000
LCBP                             $1,237,953        $2,385,393
LCGP                             $4,165,287        $1,000,000


Unrealized appreciation (depreciation) at May 31, 2000, based on the cost of investments for both financial statement and federal income tax purposes was:


                                    LCIP            LCBP          LCGP
----------------------------------------------------------------------------
Gross unrealized
  appreciation                      $92,362       $1,432,284     $2,155,302
Gross unrealized
  depreciation                     (364,291)        (880,269)      (775,877)
                                 -----------     -----------    -----------
Net unrealized appreciation
  (depreciation)                  $(271,929)        $552,015     $1,379,425
                                 -----------     -----------    -----------



CAPITAL LOSS CARRYFORWARD:

At November 30, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                                    YEAR OF      CAPITAL LOSS
                                  EXPIRATION     CARRYFORWARDS
-----------------------------------------------------------------
LCIP                                 2007           $65,000
LCBP                                 2007           $68,000

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:


LIBERTY COUNSELOR INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------
                                                                         (UNAUDITED)
                                                                SIX MONTHS ENDED MAY 31, 2000
                                                             CLASS A       CLASS B        CLASS C
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  9.510      $  9.500       $  9.530
                                                             --------      --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                                    0.372         0.336          0.336
Net realized and unrealized loss                               (0.150)       (0.140)        (0.140)
                                                             --------      --------       --------
   Total from Investment Operations                             0.222         0.196          0.196
                                                             --------      --------       --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.332)       (0.296)        (0.296)
                                                             --------      --------       --------
NET ASSET VALUE, END OF PERIOD                               $  9.400       $ 9.400       $  9.430
                                                             ========      ========       ========
Total return (c)(d)(e)                                           2.37%         2.09%          2.08%
                                                             ========      ========       ========
RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g)                                                  0.30%         1.05%          1.05%
Net investment income (f)(g)                                     7.85%         7.10%          7.10%
Fees and expenses waived or borne by the
 Advisor/Administrator (f)(g)                                    0.85%         0.85%          0.85%
Portfolio turnover (e)                                              4%            4%             4%
Net assets at end of period (000)                            $  3,491       $ 2,622       $  1,893
(a) Net of fees and expenses waived or borne
    by the Advisor/Administrator which amounted to:          $  0.040       $ 0.040       $  0.040
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

--------------------------------------------------------------------------------------------------------
                                                                   PERIOD ENDED NOVEMBER 30, 1999(b)
                                                                  CLASS A       CLASS B        CLASS C
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $10.000       $10.000        $10.000
                                                                 --------      --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(c)                                        0.441         0.380          0.380
Net realized and unrealized loss                                   (0.516)       (0.526)        (0.496)
                                                                 --------      --------       --------
   Total from Investment Operations                                (0.075)       (0.146)        (0.116)
                                                                 --------      --------       --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                         (0.415)       (0.354)        (0.354)
                                                                 --------      --------       --------
NET ASSET VALUE -- END OF PERIOD                                   $9.510        $9.500         $9.530
                                                                 ========      ========       ========
Total return (d)(e)(f)                                              (0.74)%       (1.46)%        (1.16)%
                                                                 ========      ========       ========
RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                                                      0.30%         1.05%          1.05%
Net investment income (g)(h)                                         5.44%         4.69%          4.69%
Fees and expenses waived or borne by
 the Advisor/Administrator (g)(h)                                    1.48%         1.48%          1.48%
Portfolio turnover (f)                                                 34%           34%            34%
Net assets at end of period (000)                                  $4,799        $3,144         $2,453

(a) Net of fees and expenses waived or borne by the
    Advisor/Administrator which amounted to:                       $0.120        $0.120         $0.120
(b) The Fund commenced investment operations on January 29, 1999.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h) Annualized.

14

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

LIBERTY COUNSELOR BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
                                                                                     (UNAUDITED)
                                                                             SIX MONTHS ENDED MAY 31, 2000
                                                                  CLASS A        CLASS B         CLASS C        CLASS Z
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $10.330         $10.330        $10.340        $10.410
                                                                  -------         -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                                        0.346           0.306          0.307          0.359
Net realized and unrealized gain                                    0.138           0.137          0.146          0.138
                                                                  -------         -------        -------        -------
   Total from Investment Operations                                 0.484           0.443          0.453          0.497
                                                                  -------         -------        -------        -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                         (0.214)         (0.173)        (0.173)        (0.227)
                                                                  -------         -------        -------        -------
NET ASSET VALUE, END OF PERIOD                                    $10.600         $10.600        $10.620        $10.680
                                                                  =======         =======        =======        =======
Total return (c)(d)(e)                                               4.69%           4.29%          4.39%          4.78%
                                                                  =======         =======        =======        =======
RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g)                                                      0.30%           1.05%          1.05%          0.05%
Net investment income (f)(g)                                         6.55%           5.80%          4.98%          6.80%
Fees and expenses waived or borne by the
 Advisor/Administrator (f)(g)                                        0.26%           0.26%          0.26%          0.26%
Portfolio turnover (e)                                                  4%              4%             4%             4%
Net assets at end of period (000)                                  $9,127         $12,868          $5,181          $584
(a) Net of fees and expenses waived or borne by
     the Advisor/Administrator which amounted to:                  $0.014          $0.014          $0.014        $0.014
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

-----------------------------------------------------------------------------------------------------------------------------
                                                                                PERIOD ENDED NOVEMBER 30, 1999(b)
                                                                    CLASS A        CLASS B       CLASS C       CLASS Z(c)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $10.000         $10.000       $10.000        $9.980
                                                                   -------         -------       -------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(d)                                         0.256           0.192         0.191         0.053
Net realized and unrealized gain                                     0.232           0.251         0.262         0.377
                                                                   -------         -------       -------        ------
   Total from Investment Operations                                  0.488           0.443         0.453         0.430
                                                                   -------         -------       -------        ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                          (0.158)         (0.113)       (0.113)           --
                                                                   -------         -------       -------        ------
NET ASSET VALUE, END OF PERIOD                                     $10.330         $10.330       $10.340       $10.410
                                                                   =======         =======       =======        ======
Total return (e)(f)(g)                                                4.93%           4.47%         4.56%         4.31%
                                                                   =======         =======       =======        ======
RATIOS TO AVERAGE NET ASSETS
Expenses (h)(i)                                                       0.30%           1.05%         1.05%         0.05%
Net investment income (h)(i)                                          2.98%           2.23%         2.23%         2.94%
Fees and expenses waived or borne by the
 Advisor/Administrator (h)(i)                                         0.63%           0.63%         0.63%         1.10%
Portfolio turnover (g)                                                  20%             20%           20%           20%
Net assets at end of period (000)                                   $8,789         $12,892        $6,626          $485
(a) Net of fees and expenses waived or borne
     by the Advisor/Administrator which amounted to:                $0.055          $0.055        $0.055        $0.020
(b) The Fund commenced investment operations on January 29, 1999.
(c) Class Z shares were initially offered on September 29, 1999. Per share data reflects activity from that date.
(d) Per share data was calculated using average shares outstanding during the period.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(i) Annualized.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:


LIBERTY COUNSELOR GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           (UNAUDITED)
                                                                                 SIX MONTHS ENDED MAY 31, 2000
                                                                     CLASS A        CLASS B       CLASS C     CLASS Z
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $10.930        $10.870       $10.860     $10.940
                                                                    -------        -------       -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                                          0.316          0.274         0.274       0.330
Net realized and unrealized gain                                      0.312          0.328         0.328       0.333
                                                                    -------        -------       -------     -------
   Total from Investment Operations                                   0.628          0.602         0.602       0.663
                                                                    -------        -------       -------     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                           (0.190)        (0.114)       (0.114)     (0.215)
From net realized gains                                              (0.048)        (0.048)       (0.048)     (0.048)
                                                                    -------        -------       -------     -------
Total Distributions
   Declared to Shareholders                                          (0.238)        (0.162)       (0.162)     (0.263)
                                                                    -------        -------       -------     -------
NET ASSET VALUE, END OF PERIOD                                      $11.320        $11.310       $11.300     $11.340
                                                                    =======        =======       =======     =======
Total return (c)(d)(e)                                                 5.83%          5.59%         5.60%       6.16%
                                                                    =======        =======       =======     =======
RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g)                                                        0.30%          1.05%         1.05%       0.05%
Net investment income (f)(g)                                           5.61%          4.86%         4.86%       5.86%
Fees and expenses waived or borne by the
 Advisor/Administrator (f)(g)                                          0.30%          0.30%         0.30%       0.30%
Portfolio turnover (e)                                                    4%             4%            4%          4%
Net assets at end of period (000)                                   $10,449        $12,205        $5,721        $812
(a) Net of fees and expenses waived or borne
    by the Advisor/Administrator which amounted to:                  $0.017         $0.017        $0.017      $0.017
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

--------------------------------------------------------------------------------------------------------------------------
                                                                          PERIOD ENDED NOVEMBER 30, 1999(b)
                                                               CLASS A        CLASS B       CLASS C        CLASS Z(c)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.000        $10.000        $10.000       $  9.980
                                                              -------        -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(d)                                    0.132          0.067          0.067          0.029
Net realized and unrealized gain                                0.798          0.803          0.793          0.931
                                                              -------        -------        -------        -------
   Total from Investment Operations                             0.930          0.870          0.860          0.960
                                                              -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD                                $10.930        $10.870        $10.860        $10.940
                                                              =======        =======        =======        =======
Total return (e)(f)(g)                                           9.30%          8.70%          8.60%          9.62%
                                                              =======        =======        =======        =======
RATIOS TO AVERAGE NET ASSETS
Expenses (h)(i)                                                  0.30%          1.05%          1.05%          0.05%
Net investment income (h)(i)                                     1.49%          0.74%          0.74%          1.55%
Fees and expenses waived or borne by the
 Advisor/Administrator (h)(i)                                    0.73%          0.73%          0.73%          1.33%
Portfolio turnover (g)                                              7%             7%             7%             7%
Net assets at end of period (000)                             $ 9,209       $  8,706        $ 5,859          $ 607
(a) Net of fees and expenses waived or borne
    by the Advisor/Administrator which amounted to:           $ 0.065        $ 0.065        $ 0.065         $0.024
(b) The Fund commenced investment operations on January 29, 1999.
(c) Class Z shares were initially offered on September 29, 1999. Per share data reflects activity from that date.
(d) Per share data was calculated using average shares outstanding during the period.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(i) Annualized.

TRUSTEES & TRANSFER AGENT
-------------------------------------------------------------------------------
TOM BLEASDALE
Retired (formerly Chairman of the
Board and Chief Executive Officer,
Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial
Companies, Inc. (formerly Managing
Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer,
Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior
Vice President-Operations,
The Rockport Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman
and Chief Executive Officer,
U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly
Executive Vice President of Itek Corp.
and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C.
(formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the
Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School
of Management

THOMAS E. STITZEL
Professor of Finance, College of Business,
Boise State University;
Business Consultant and Author

ANNE-LEE VERVILLE
Consultant (formerly General Manager,
Global Education Industry, and
President, Applications solutions
Division, IBM Corporation)

-------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Counselor Portfolios is:

Liberty Funds Distributor, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Portfolios mail one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Counselor Portfolios. This report may also be used as sales literature when preceded or accompanied by the current prospectus, which provides details of sales charges, investment objectives and operating policies of the Portfolios and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

CHOOSE LIBERTY
-------------------------------------------------------------------------------
BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)


                            [Liberty Funds Graphic]


Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

That's why each of these affiliated managers has excelled in a particular investment style. These managers not only specialize in a distinct investment style, they hold a passion for their style along with a demonstrated track record.

Each of these managers is a member of the Liberty Financial Companies (NYSE: L), a diversified asset accumulation and management organization with approximately $61 billion in assets under management for more than 1.7 million investors. Many of the affiliated managers' products are offered by prospectus through Liberty Funds Distributor, Inc.

Ask your financial advisor to help you develop an investment strategy that blends the complementary disciplines of different managers into a well-balanced program tailored to your goals.

LIBERTY COUNSELOR PORTFOLIOSSM        SEMIANNUAL REPORT, MAY 31, 2000
-------------------------------------------------------------------------------

[LIBERTY FUNDS LOGO]                                        [STAMP GRAPHIC]


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